Segment Information (Tables)	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Schedule of Segment's Measure of Profit or Loss

The CODM regularly receives and reviews the following expense categories, which are included in the segment’s measure of profit or loss:

	For the Fiscal Year Ended March 31,
($’000)	2026	2025	2024
	US$’000	US$’000	US$’000
Revenue	49,358	53,205	63,463
Cost of revenue	(56,475)	(49,289)	(59,020)

Administrative expenses
Staff cost	(1,865)	(1,226)	(747)
Legal and professional fees	(712)	(600)	(18)
Lease expenses	(480)	(222)	(53)
Insurance	(288)	(78)	(7)
Office expenses	(122)	(25)	(17)
Depreciation	(59)	(4)	(3)
Others	(91)	(72)	(32)

Share based compensation expenses	(1,487)	-	-

Other segment (expense)/income	(804)	(550)	(1,656)

Income tax expenses	(186)	(241)	(141)

Net (loss) income	$(13,211)	898	1,769